SCHEDULE OF INVENTORY, NET (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Inventory Disclosure [Abstract]
Merchandise and packing materials		¥ 34,592	¥ 50,061
Less: inventory write-downs		(5,144)	(7,345)
Total inventories, net	$ 4,034	¥ 29,448	¥ 42,716